Share Capital	9 Months Ended
Sep. 30, 2022
Disclosure of classes of share capital [abstract]
Share Capital	Note 8—Share Capital The share capital of Ascendis Pharma A/S consists of 57,027,240 fully paid shares at a nominal value of DKK 1, all in the same share class.